Inventories (Details) - Schedule of inventories - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Schedule of inventories [Abstract]
Raw materials	$ 8,477,197	$ 6,401,458
Work in process	13,648	7,830
Finished goods	6,484,813	7,117,789
Goods in transit	2,540,901	3,005,549
Inventory provision	(1,324,375)	(1,099,914)
Total inventories, net	$ 16,192,184	$ 15,432,712